NOTES PAYABLE	12 Months Ended
Oct. 31, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 10 – NOTES PAYABLE

Notes payable as of October 31, 2024 and 2023 consisted of the following:

	As of	As of
	October 31, 2024	October 31, 2023
Convertible note, net of discounts	$-	$1,217,597
Promissory notes, net of discounts	742,852	-
Note payable – related party	135,000	-
Total Notes payable	$877,852	$1,217,597

Convertible note, net of discounts (October 2023 SPA)

On October 4, 2023, the Company entered into a securities purchase agreement (the “October 2023 SPA”) with an investor; the October 2023 SPA provides for loans in an aggregate principal amount of up to $3.5 million under two tranches, with first and second tranche fund amounts of $2.0 million and $1.5 million, respectively.

In consideration for the investor’s funding of the first tranche, the Company issued i) a senior secured convertible promissory note in the aggregate principal amount of $2,000,000 (the “Note”) and ii) a warrant to purchase up to 43,336 shares of Common Stock at an initial exercise price of $24.00 per share of Common Stock, subject to certain adjustments (the “Common Warrant”). The Note was initially convertible into shares of Common Stock at conversion price of $24.00, subject to certain adjustments (the “Conversion Price”), provided that the Conversion Price shall not be reduced below $7.00 (the “Floor Price”). The Note did not bear any interest and matured on April 4, 2025.

Upon the initial funding on October 4, 2023, the Company recorded gross proceeds of approximately $2.0 million, a 7% original issue discount of $140,000 and debt issuance costs of $350,320, for net proceeds of approximately $1.5 million. The Company also issued a warrant to purchase up to 43,336 shares of common stock with an aggregate relative fair value of $332,630; the factors used to determine fair value were a share price of $11.00, an exercise price of $24.00, an expected term of 5 years, annualized volatility of 137.10%, a dividend rate of zero percent and a discount rate of 4.72%.

On December 18, 2023, December 29, 2023 and January 12, 2024, the Company made principal payments towards the first tranche in the amounts of $125,000, $125,000, and $125,000, respectively, which it converted into shares at 103% for conversion amounts of $128,750, $128,750 and $128,750, respectively. Conversion shares were issued numbering 18,393, 18,393 and 18,393, respectively, at fair values per share of $6.80, $6.20 and $5.80, respectively, for total amounts of $125,072, $114,036 and $105,575, with cash payments of $36,698, $35,837 and $49,935 made to the investor for the difference between the monthly conversion price and the floor price listed in the most recent amendment to the agreement. Additionally, losses in the amounts of $36,770, $24,873 and $30,510, respectively, were recognized for the difference between the value of the shares issued and the principal payment amounts.

On December 29, 2023, the Company entered into an amendment to the Second Tranche Note of the October 2023 SPA, which reduced the conversion price of note and exercise price of warrant from $24.00 to $10.00; the Company accounted for the amendment as a warrant modification, whereby the effect of the modification is measured as the difference in its relative fair value immediately before the modification and after the modification, and any increase to the relative fair value is recognized as an equity issuance cost.

To assess for the change in relative fair value, the Company performed a Black Scholes Option Model calculation to quantify the fair value of the common warrants under their original terms as of the modification date using the following assumptions: a share price of $6.20, an exercise price of $24.00, an expected term of 5.0 years, volatility of 137.1%, a dividend rate of 0% and a discount rate of 3.84%. The Company then performed a Black Scholes Option Model calculation to quantify the fair value of the common warrants with their new modified terms as of the modification date using the following assumptions: a share price of $6.20, an exercise price of $10.00, an expected term of 5.0 years, volatility of 137.1%, a dividend rate of 0% and a discount rate of 3.84%. The aggregate difference of approximately $0.1 million between the two calculated amounts was recorded as an equity issuance cost within equity during the period to account for the change in relative fair value.

On January 2, 2024, the second tranche of the October 2023 SPA was funded, and the Company recorded gross proceeds of approximately $550,000, a 7% original issue discount of $38,500 and debt issuance costs of $90,978, for net proceeds of approximately $421,000. The Company also issued warrants to purchase up to 22,279 shares of common stock with an aggregate relative fair value of $98,708; the factors used to determine fair value were a share price of $6.40, an exercise price of $10.00, an expected term of 5 years, annualized volatility of 137.10%, a dividend rate of zero percent and a discount rate of 3.93%.

On February 1, 2024, February 16, 2024, March 22, 2024 and April 2, 2024, the Company made principal payments towards the first tranche in the amounts of $625,000, $125,000, $125,000, and $750,000, respectively, which it converted into shares at 103% for conversion amounts of $643,750, $128,750, $128,750 and $772,500, respectively. Conversion shares were issued numbering 91,965, 42,917, 42,917 and 257,500, respectively, at fair values per share of $4.80, $2.60, $2.00 and $3.40, respectively, for total amounts of $441,428, $113,300, $84,117 and $881,165, with a cash payment of $32,247 made to the investor for the difference between the monthly conversion price and the floor price listed in the most recent amendment to the agreement for the February 16, 2024 conversion. Additional shares of 119,796 and 17,576, respectively, were issued on February 1, 2024 and April 15, 2024, respectively, at fair values of $4.80 and $12.60, respectively, for total amounts of $574,779 and $221,449, respectively; these share issuances were made in lieu of additional cash payments related to the February 1, 2024 and March 22, 2024 principal payment conversions. Additionally, losses in the amounts of $391,447, $20,547, $180,566 and $131,165, respectively, were recognized for the difference between the value of the shares issued and the principal payment amounts.

On February 5, 2024, the Company entered into the first amendment to the First Tranche Note of the October 2023 SPA; such amendment provides for i) a reduction of the floor price of the conversion price from $7.00 to $3.00, ii) the issuance of additional 119,796 shares of common stock (as noted above) to the investor in lieu of the Company’s obligation to pay cash installments under the First Tranche Note, and iii) a new obligation of the Company to request acceleration of monthly payments in installments of $250,000 as soon as possible to repay the remaining $1,000,000 principal balance of the First Tranche Note, with the investor converting and selling shares subject to a) the beneficial ownership limitation of 4.99% and b) market prices of the Company’s common stock being at or above the floor price of $3.00.

On February 2, 2024 and February 5, 2024, the Company made principal payments towards the second tranche in the amounts of $275,000 and $275,000, respectively, which it converted into shares at 103% for conversion amounts of $283,250 and $283,250, respectively. Conversion shares were issued numbering 94,417 and 94,417, respectively, at fair values per share of $3.40 and $3.60, respectively, for total amounts of $323,094 and $339,334, respectively. Additionally, losses in the amounts of $48,094 and $64,334, respectively, were recognized for the difference between the value of the shares issued and the principal payment amounts.

As of April 2024, both tranches of the October 2023 SPA were fully repaid, and as of October 31, 2024 and 2023, the balance of the convertible notes, net of discounts, was $0 and $1,217,597, respectively, with non-cash interest expense related to discounts recognized in the amounts of $1,063,372 and $40,547, respectively.

March 2024 Debt Financing

The Company executed a Securities Purchase Agreement, dated March 27, 2024 (the “SPA”) with an institutional investor (the “March 2024 Investor”), which March 2024 Investor signed and funded on April 5, 2024, and pursuant to which the Company raised gross proceeds of $184,500 and received net proceeds of $164,500, after payment of offering expenses (the “March 2024 Debt Financing”). The SPA contains certain representations and warranties by the March 2024 Investor and the Company and customary closing conditions.

In connection with the March 2024 Debt Financing, the Company issued an unsecured promissory note to the March 2024 Investor, dated March 27, 2024, in the principal amount of $211,500, having an original issue discount of $27,000 or approximately 13% (the “March 2024 Investor Note”). Interest accrues on the March 2024 Investor Note at a rate of 12% per annum and the maturity date of the March 2024 Investor Note is January 30, 2025 (the “March 2024 Investor Note Maturity Date”). The March 2024 Investor Note provides for five payments of principal and accrued interest which are payable: (i) $118,440 on September 30, 2024; (ii) $29,610 on October 30, 2024; (iii) $29,610 on November 30, 2024; (iv) $29,610 on December 30, 2024; and (v) $29,610 on January 30, 2025. The Company may prepay the March 2024 Investor Note, in full and not in part, any time during the 180 day period after the issuance date of the Investor Note at a 3% discount to the outstanding amount of principal and interest due and payable; provided, that in the event of a prepayment, the Company will still be required to pay the full amount of interest that would have been payable through the term of the March 2024 Investor Note, in the amount of $25,380. The Investor Note contains provisions constituting an Event of Default (as such term is defined in the March 2024 Investor Note) and, upon an Event of Default, the March 2024 Investor Note will be accelerated and become due and payable in an amount equal to 150% of all amounts due and payable under the March 2024 Investor Note with interest at a default rate of 22% per annum. In addition, upon an Event of Default, the March 2024 Investor has the right to convert all or any outstanding amount of the March Investor Note into shares of the Company’s common stock at a conversion price equal to the greater of (i) 75% of the Market Price (as such term is defined in the March 2024 Investor Note) or (ii) the conversion floor price, which is $1.42340 (the “Floor Price”); provided, however, that the Floor Price shall not apply after October 5, 2024, and thereafter, the conversion price will be 75% of the Market Price. Issuance of shares of common stock to the March 2024 Investor is subject to certain beneficial ownership limitations and not more than 19.99% of the shares of common stock outstanding on March 29, 2024 may be issued upon conversion of the March 2024 Investor Note. The conversion price is also subject to certain adjustments or other terms in the event of (i) mergers, consolidations or recapitalization events or (ii) certain distributions made to holders of shares of common stock.

On September 30, 2024 and October 30, 2024, the Company made cash payments in the amounts of $118,440 and $29,610, respectively, and as of October 31, 2024 and 2023, the balance of the promissory note, net of discounts, was $67,514 and $0, respectively, with non-cash interest expense related to discounts recognized in the amounts of $51,064 and $0 for the years ended October 31, 2024 and 2023, respectively.

Note Payable – Related Party

On March 26, 2024, the Company borrowed $125,000 from its Chief Executive Officer, Michael L. Peterson, in connection with which the Company delivered to Mr. Peterson an Unsecured Subordinated Promissory Note in the principal amount of $125,000. The Note is payable on or before September 26, 2024, upon which date the principal balance and interest accruable at a rate of 10% per annum is due and payable to Mr. Peterson by the Company. The Company may prepay the Peterson Note at any time prior to the Peterson Note Maturity Date, in whole or in part, without premium or penalty. The Company is also required to prepay the Peterson Note, in full, prior to the Peterson Note Maturity Date from the proceeds of any equity or debt financing received by the Company of at least $1,000,000. As additional consideration for the Peterson Loan, the Company accelerated the vesting of 50,000 shares of restricted stock awarded to Mr. Peterson under the Company’s 2022 Equity Incentive Plan. The Peterson Note also provides for acceleration of payment of the outstanding principal balance and all accrued and unpaid interest in the case of an Event of Default (as such term is defined in the Peterson Note), where there is either a payment default or a bankruptcy event.

On September 26, 2024 and October 28, 2024, the Company entered into the first and second amendments, respectively, to the Peterson Note; each amendment extended the maturity dates to October 28, 2024 and November 30, 2024, respectively, and added a $5,000 extension fee (per amendment) to the principal of the note. As of October 31, 2024 and 2023, the Peterson Note had a principal balance of $135,000 and $0, respectively, and accrued interest on the loan in the amounts of $7,586 and $0, respectively.

April 2024 Convertible Debt Financings

On April 24, 2024, the Company entered into an Amended and Restated Securities Purchase Agreement (the “A&R SPA”), pursuant to which two institutional investors (the “April 2024 Investors”) provided an aggregate of $720,000 in financing on April 17, 2024 and April 24, 2024 (the “April 2024 Financings’) resulting in net proceeds to the Company, after offering expenses, of $664,000. The Company also issued to the April 2024 Investors an aggregate of 75,000 shares of common stock, as and for a commitment fee in connection with the April 2024 Financings (the “Commitment Shares”). The commitment shares were issued separately in two amounts of 37,500 common shares at fair values of $9.80 per share and $8.00 per share for values totaling $366,000 and $301,500, respectively; such amounts are debt issuance costs and were recorded as debt discounts to be amortized over the life of the agreement.

Pursuant to the provisions of the A&R SPA, the Company granted “piggy-back registration rights” to the April 2024 Investors for the registration for resale of the Commitment Shares and the Conversion Shares (defined hereafter). Additionally, until 18 months after the later of (i) August 16, 2024 or the full repayment of the April 2024 Investors Notes (defined hereafter), the Company provided the April 2024 Investors with the right to jointly participate in future financings in an amount up to 100% of any debt financing and up to 45% of any other type of financing. Further, the Company is prohibited from entering into any variable rate transactions for as long as the April 2024 Investors hold any of the Commitment Shares; provided, however, that the Company is permitted to enter into At-the-Market offerings with a nationally recognized broker-dealer. The Company has also agreed to use commercially reasonable efforts to consummate a reverse stock split of its shares of common stock, in the event that it is required in order to maintain the listing of its common stock on the NYSE American.

In connection with the April 2024 Financings, the Company issued Senior Secured Convertible Promissory Notes to the April 2024 Investors in the aggregate principal amount of $800,000 (the “April 2024 Investors Notes”), having an aggregate original issue discount of $80,000, or 10% of the aggregate principal amount of the April Notes. There is no interest payable on the outstanding balance of the April 2024 Investors Notes, unless an Event of Default has occurred, in which case interest will accrue on the outstanding balance of the April 2024 Investors Notes at a rate of 15% per annum until cured (the “Default Interest”). The Company may prepay all or any portion of the April 2024 Investors Notes at any time, provided that it also makes an equal prepayment, with respect to each of the April 2024 Investors Notes, and must prepay both of the April 2024 Investors Notes in full from the proceeds of any debt or equity financing of the Company generating, in a single transaction or a series of related transactions, gross proceeds of not less than $1,000,000, during any time that either of the April 2024 Investors Notes remain outstanding. In May 2024, the April 2024 Investors have provided limited waivers to the Company, which waivers require the Company to only pay 50% of the outstanding balance of the April 2024 Investors Notes upon any equity or debt financing generating less than $5,000,000 in gross proceeds if such financing takes place before June 30, 2024. The maturity date of both April 2024 Investors Notes is August 16, 2024. The Company also incurred debt issuance costs of $56,000 in connection with the issuance of the April 2024 Investor Notes; the values of such costs and the original issue discount noted above (which total $136,000) are recorded as debt discounts and amortized as the life of the April 2024 Investors Notes.

The April 2024 Investors Notes are convertible into shares common stock of the Company (the “Conversion Shares”) at a per share conversion price of $5.00, subject to certain adjustments. The April 2024 Investors Notes also contain certain beneficial ownership limitations prohibiting the April 2024 Investors from converting the April 2024 Investors Notes, if any such conversion would result in an April 2024 Investor’s ownership of shares in excess of the applicable beneficial ownership limitation. The April 2024 Investors Notes also contain customary provisions constituting an Event of Default (as such term is defined in the April 2024 Investors Notes) and, in addition to the requirement to pay Default Interest upon an Event of Default, after an Event of Default has existed for at least 15 days without being cured, the April 2024 Investors Notes may be accelerated by the April 2024 Investors, in which case they will become immediately due and payable.

The Company also granted to the April 2024 Investors a senior security interest in and to all of the Company’s assets and non-real estate properties, subject to certain exceptions, securing repayment of the April 2024 Investors Notes as set forth in an Amended and Restated Security Agreement, dated April 24, 2024, between the Company and the April 2024 Investors (the “A&R Security Agreement”).

On August 6, 2024, in connection with a financing dated on that date, the Company made two cash payments of $25,000 each from the proceeds of such financing to each of the April 2024 Investors Notes.

On August 14, 2024, the Company entered into an amendment to the April 2024 Debt Financings to extend the maturity dates of the notes from August 16, 2024 to September 16, 2024; the amendment also provided for the accrual of interest on the outstanding principal balance of the notes at a rate of 15% per annum from August 16, 2024, until the notes were repaid.

On October 1, 2024, the Company made aggregate principal payments towards the April 2024 Debt Financings in the amount of $682,031 (of which $7,031 was in interest) which it converted into 224,291 shares at a conversion price of approximately $3.44 per share; such share issuances were recorded at a fair value of $3.66 per share for a total amount of $729,405 and a loss on conversion of $47,373 for the difference between the value of the shares issued and the principal payment amounts.

On October 18, 2024, the Company made a final principal payment towards the April 2024 Debt Financings in the amount of $75,000 which it converted into 25,000 shares at a conversion price of approximately $3.00 per share; such share issuance was recorded at a fair value of $3.10 per share for a total amount of $77,450 and a loss on conversion of $2,450 for the difference between the value of the shares issued and the principal payment amount.

As of October 31, 2024 and 2023, the balance of the April 2024 Debt Financings was $0 as of both dates, with non-cash interest expense related to discounts recognized in the amounts of $816,445 and $0 for the years ended October 31, 2024 and 2023, respectively.

June 2024 Convertible Debt Financings

On June 27, 2024, the Company entered into a securities purchase agreement (the “June 2024 SPA”) with the same April 2024 Investors (the “June 2024 Investors”). Pursuant to the terms and conditions of the June 2024 SPA, each June 2024 Investor provided financing of $360,000 to the Company (net of a 10% original issuance discount as described below) in the form of the June 2024 Notes (as defined below) for aggregate gross proceeds in the amount of $720,000 (the “June 2024 Financing”) and net proceeds to the Company, after offering expenses, of $676,200. In consideration of the June 2024 Investors’ funding under the June 2024 SPA, on June 27, 2024, the Company issued and sold to each June 2024 Investor: (A) a Senior Secured 10% Original Issue Discount Convertible Promissory Note in the aggregate principal amount of $400,000 (the “June 2024 Notes”) and (B) a warrant to purchase 37,231 shares (the “June 2024 Warrant Shares”) of the company’s Common Stock, at an initial exercise price of $7.90500 per share of Common Stock, subject to certain adjustments (the “June 2024 Warrants”). The June 2024 Warrants (which are for the purchase of an aggregate 74,461 common shares) were recorded as equity warrants with an aggregate relative fair value of $257,701; the factors used to determine fair value were a share price of $6.00, an exercise price of $7.90500, an expected term of 5 years, annualized volatility of 132.52%, a dividend rate of zero percent and a discount rate of 4.29%.

The June 2024 Notes are initially convertible into shares of Common Stock (the “June 2024 Conversion Shares”) at a conversion price of $7.90500 per share, subject to certain adjustments (the “June 2024 Notes Conversion Price”), provided that the June 2024 Conversion Price shall not be reduced below $2.40 (the “June 2024 Floor Price”), and provided further that, subject to the applicable rules of the NYSE American, the Company may lower the June 2024 Floor Price at any time upon written notice to the June 2024 Investors. The June 2024 Notes do not bear any interest, except in the case of an Event of Default (as such term is defined in the June 2024 Notes), and the June 2024 Notes mature on June 27, 2025. Upon the occurrence of any Event of Default, interest shall accrue on the June 2024 Notes at a rate equal to 10% per annum or, if less, the highest amount permitted by law.

Commencing on the 90th day following the original issue date of the June 2024 Notes, the Company is required to pay to the June 2024 Investors the outstanding principal balance under the June 2024 Notes in monthly installments, on such date and each one (1) month anniversary thereof, in an amount equal to 103% of the total principal amount under the June 2024 Notes multiplied by the quotient determined by dividing one by the number of months remaining until the maturity date of the June 2024 Notes, until the outstanding principal amount under the June 2024 Notes has been paid in full or, if earlier, upon acceleration, conversion or redemption of the June 2024 Notes in accordance with their terms. All monthly payments are payable by the Company in cash, provided that under certain circumstances, as provided in the June 2024 Notes, the Company may elect to pay in shares of Common Stock.

The Company may repay all or any portion of the outstanding principal amount of the June 2024 Notes, subject to a 5% pre-payment premium; provided that (i) the Equity Conditions (as such term is defined in the June 2024 Notes) are then met, (ii) the closing price of the Common Stock on the trading day prior to the date that a prepayment notice is provided by the Company is not below the then June 2024 Conversion Price, and (iii) a resale registration statement registering June 2024 Conversion Shares and June Financing Warrant Shares has been declared effective by SEC. If the Company elects to prepay the June 2024 Notes, the June 2024 Investors have the right to convert all of the principal amount of the June 2024 Notes at the applicable June 2024 Conversion Price into June 2024 Conversion Shares.

On September 26, 2024, October 1, 2024, and October 30, 2024, the Company made principal payments towards the June 2024 Notes in the amounts of $88,888, $50,000 and $88,888, respectively, which it converted into shares at 103% for conversion amounts of $91,556, $51,500 and $91,556, respectively. Conversion shares were issued numbering 30,520, 17,167 and 38,150, respectively, at fair values per share of $3.38, $3.66 and $2.58, respectively, for total amounts of $103,091, $62,830 and $98,422, respectively. Losses in the amounts of $14,203, $12,830 and $9,534, respectively, were recognized for the difference between the value of the shares issued and the principal payment amounts. An additional 2,317 shares were issued on October 11, 2024 at a fair value of $3.38 for a total amount of $7,838; the share issuance was made to satisfy a make-whole-share provision which the debtor is entitled to when the effective price of the shares becomes less than the floor price.

As of October 31, 2024 and 2023, the balance of the June 2024 Notes was $322,419 and $0, respectively, with noncash interest expense recognized for the amortization of debt discounts of $131,696 and $0 for the years ended October 31, 2024 and 2023, respectively.

August 1, 2024 Financing

On August 1, 2024, the Company entered into a Securities Purchase Agreement (the “August 1st SPA”) with an investor, pursuant to which the Company raised gross proceeds of $134,000 and received net proceeds of $110,625; in connection with the financing, the Company issued an unsecured promissory note to the investor in the principal amount of $152,000 and an original issue discount of $18,000 or approximately 11.8%. Interest accrues on the note at a rate of 12% per annum and the maturity date of the note is May 30, 2025. The note provides for five payments of principal and accrued interest which are payable: (i) $85,120 on January 30, 2025; (ii) $21,280 on February 28, 2025; (iii) $21,280 on March 30, 2025; (iv) $21,280 on April 30, 2025; and (v) $21,280 on May 30, 2025. Subject to certain restrictions, the Company may prepay the note, in full and not in part, any time during the 180 day period after the issuance date at a 3% discount to the outstanding amount of principal and interest due and payable; provided, that in the event of a prepayment, the Company will still be required to pay the full amount of interest that would have been payable through the term of the note, in the amount of $18,240.

As of October 31, 2024 and 2023, the balance of the August 1, 2024 Financing was $128,588 and $0, respectively, with noncash interest expense recognized for the amortization of debt discounts of $17,963 and $0 for the years ended October 31, 2024 and 2023, respectively.

August 6, 2024 Financing

On August 6, 2024, the Company entered into a Securities Purchase Agreement (the “August 6th SPA”) with an investor, pursuant to which the Company raised gross proceeds of $225,000 and received net proceeds of $199,250; in connection with the Financing, the Company issued an unsecured promissory note to the investor in the principal amount of $255,225, having an original issue discount of $30,225 or approximately 11.8%. Interest accrues on the note at a rate of 12% per annum and the maturity date of the note is May 30, 2025. The note provides for five payments of principal and accrued interest which are payable: (i) $142,926 on January 30, 2025; (ii) $35,731.50 on February 28, 2025; (iii) $35,731.50 on March 30, 2025; (iv) $35,731.50 on April 30, 2025; and (v) $35,731.50 on May 30, 2025. Subject to certain restrictions, the Company may prepay the note, in full and not in part, any time during the 180 day period after the issuance date at a 3% discount to the outstanding amount of principal and interest due and payable; provided, that in the event of a prepayment, the Company will still be required to pay the full amount of interest that would have been payable through the term of the note, in the amount of $30,627.

Additionally, in conjunction with two prior investors and the April 2024 Debt Financing, the Company will make two payments of $25,000 to each of the prior investors from the net proceeds of this financing.

As of October 31, 2024 and 2023, the balance of the August 6, 2024 Financing was $224,327 and $0, respectively, with noncash interest expense recognized for the amortization of debt discounts of $25,077 and $0 for the years ended October 31, 2024 and 2023, respectively.